Main Page (1)
	TYPE              13F-HR
	PERIOD            12/31/00
	FILER
		CIK         0001003279
		CCC         2qqjqjd$
	SUBMISSION-CONTACT
		NAME        D. Gonzales
		PHONE       312-621-6111

Attached Documents Page (2)
						FORM 13F
						FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2000
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Fortaleza Asset Management, Inc.
Address: 	200 West Adams, Suite 2000
         	Chicago, Illinois  60606

13F File Number: 28-5120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Diana Gonzales
Title:    	Corporate Secretary
Phone:    	312-621-6111


Signature, Place, and Date of Signing:

    Diana Gonzales    Chicago, Illinois     February 7, 2001

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Totals:		81

Form 13F Information Table Value Totals:		$262,232

List of Other Included Managers:

No.    13F File Number                          Name

                                                       Form 13F Information Table
                                                  Value   Shares/ Sh/     Put/    Invstmt Other           Voting Authority
Name of Issuer               Title of ClCusip  (x$1000)Prn Amt Prn  Call  Dscretn ManagersSole Shared  None
-----------------------------------------------------------------------------------------------------------
Aclara BioSciences Inc.   Common   00461P106     3     300sh     sole                  300       0       0
Advent Software           Common   007974108  3930   98100sh     sole                69600       0   28500
Aeroflex, Inc.            Common   007768104  8666  300624sh     sole               214374       0   86250
Alexion Pharmaceuticals   Common   015351109  3692   56850sh     sole                40600       0   16250
AmeriCredit Corp.         Common   03060R101  3147  115500sh     sole                82400       0   33100
Anaren Microwave          Common   032744104  3413   50800sh     sole                36300       0   14500
Aremissoft Corporation    Common   040026106  4269  100000sh     sole                71300       0   28700
Art Tech Group            Common   04289L107  1378   45100sh     sole                32200       0   12900
Asyst Technology          Common   04648X107  2759  205350sh     sole               147350       0   58000
Barra, Inc.               Common   068313105  3711   78750sh     sole                54750       0   24000
Benchmark Electronics     Common   08160H101  3765  166890sh     sole               119090       0   47800
Biovail Corporation       Common   09067J109  4288  110400sh     sole                76400       0   34000
California Amplifier      Common   129900106  1223  132200sh     sole                94400       0   37800
Celgene Corp.             Common   151020104  2355   72450sh     sole                51700       0   20750
Cephalon, Inc.            Common   156708109  5128   81000sh     sole                57800       0   23200
Cheesecake Factory        Common   163072101  4803  125150sh     sole                87950       0   37200
Chico's Fashions          Common   168615102  2616  125300sh     sole                89600       0   35700
Christopher & Banks CorporCommon   171046105  3682  130625sh     sole                93200       0   37425
Coldwater Creek           Common   193068103  3240  104300sh     sole                74400       0   29900
Cor Therapeutics          Common   217753102  3635  103300sh     sole                73800       0   29500
Cost Plus World Market    Common   221485105  4621  157322sh     sole               111722       0   45600
Cree, Inc.                Common   225447101  4122  116000sh     sole                82400       0   33600
Cross Timbers Oil         Common   227573102  9276  334262sh     sole               238262       0   96000
Cypress Semiconductor     Common   232806109  1969  100000sh     sole                71400       0   28600
Cytyc Corporation         Common   232946103  4192   67000sh     sole                47800       0   19200
DMC Stratex Networks Inc. Common   23322L106  1815  121000sh     sole                85400       0   35600
Digital Lightwave         Common   253855100  1594   50300sh     sole                35950       0   14350
Dusa Pharmaceuticals      Common   266898105     3     200sh     sole                  200       0       0
Emcore Corporation        Common   290846104  5349  113800sh     sole                81000       0   32800
Employee Solutions        Common   292166105     0     738sh     sole                  477       0     261
Exar Corporation          Common   300645108  3898  125800sh     sole                89400       0   36400
Grant Prideco Inc.        Common   38821G101  4052  184700sh     sole               132400       0   52300
Greater Bay Bancorp.      Common   391648102  7519  183400sh     sole               131000       0   52400
Hispanic Broadcasing Corp.Common   422799106     5     200sh     sole                  200       0       0
IDEC Pharmaceuticals Corp.Common   449370105     9      50sh     sole                   50       0       0
II-VI, Inc.               Common   902104108  1168   76900sh     sole                54000       0   22900
Ilex Oncology, Inc.       Common   451923106  2957  112380sh     sole                80180       0   32200
JDA Software              Common   46612K108  1972  151000sh     sole               115300       0   35700
King Pharmaceuticals      Common   495582108  4687   90675sh     sole                64775       0   25900
LCC International         Common   501810105     5     500sh     sole                  500       0       0
Learning Tree             Common   522015106  2673   54000sh     sole                39300       0   14700
Louis Dreyfus Natural Gas Common   546011107  6231  136000sh     sole                97300       0   38700
MacroVision               Common   555904101  4567   61700sh     sole                43800       0   17900
Mercury Interactive Corp. Common   589405109     9     100sh     sole                  100       0       0
Millennium PharmaceuticalsCommon   599902103     9     150sh     sole                  150       0       0
MiniMed Inc.              Common   60365K108     8     200sh     sole                  200       0       0
Molecular Device          Common   60851C107  4643   67850sh     sole                48350       0   19500
Myriad  Genetics          Common   62855J104  5031   60800sh     sole                43400       0   17400
NPS Pharmaceuticals       Common   62936P103  3888   81000sh     sole                57700       0   23300
Nanometrics               Common   630077105  1707  123600sh     sole                87600       0   36000
Newport Corporation       Common   651824104  2712   34500sh     sole                24600       0    9900
OSI Pharmaceuticals       Common   671040103  6955   86800sh     sole                61900       0   24900
Orthodonic Centers        Common   68750P103  3708  118650sh     sole                84650       0   34000
Outback Steakhouse        Common   689899102     4     150sh     sole                  150       0       0
PF Changs China Bistro    Common   69333Y108  2223   70700sh     sole                50500       0   20200
Peregrine Systems         Common   71366Q101  2972  150500sh     sole               107100       0   43400
Pharmacopeia, Inc.        Common   71713B104  2407  110350sh     sole                78650       0   31700
Pier 1 Imports            Common   720279108  3456  335150sh     sole               239450       0   95700
Power Wave                Common   739363109  4107   70200sh     sole                50000       0   20200
Protein Design Labs       Common   74369L103  3962   45600sh     sole                32500       0   13100
QLT Incorporated          Common   746927102  2318   82800sh     sole                59150       0   23650
RSA Security, Inc.        Common   749719100  8153  154200sh     sole               110000       0   44200
Rare Hospitality Inc.     Common   753820109  4965  222500sh     sole               158700       0   63800
Rehabcare                 Common   759148109  6096  118650sh     sole                84650       0   34000
Renaissance Re Holdings   Common   G7496G103  1566   20000sh     sole                13000       0    7000
Safenet, Inc.             Common   78645R107  3055   65000sh     sole                46100       0   18900
SawTek                    Common   805468105  5503  119150sh     sole                85050       0   34100
Serena Software           Common   817492101  2859   83500sh     sole                59500       0   24000
Signal Technologies       Common   826675100  2630  263025sh     sole               188425       0   74600
Sillicon Valley BancsharesCommon   827064106  3311   95800sh     sole                68400       0   27400
Talbots                   Common   874161102  3949   86550sh     sole                61850       0   24700
Tidewater Inc.            Common   886423102  3266   73600sh     sole                52500       0   21100
Tollgrade Communications  Common   889542106  1533   42000sh     sole                29850       0   12150
Trikon                    Common   896187408  2526  252600sh     sole               181700       0   70900
Veeco Instruments         Common   922417100  5015  124975sh     sole                89675       0   35300
Ventana Medical Systems   Common   92276H106     4     200sh     sole                  200       0       0
Vertex                    Common   92532F100  4921   68825sh     sole                49125       0   19700
Vintage Petroleum         Common   927460105  4537  211025sh     sole               157725       0   53300
Virata Corporation        Common   927646109     2     200sh     sole                  200       0       0
WJ Communications         Common   929284107  2273  159500sh     sole               113500       0   46000
Zales                     Common   988858106  3562  122550sh     sole                87250       0   35300